PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Property	$1,627,658	$1,958,723
Leasehold improvement	468,708	477,349
Office equipment	138,800	147,734
Vehicles	137,779	141,649
Electronic equipment	105,151	129,162
Less: Accumulated depreciation	(760,608)	(798,193)
Balance at end of the year	$1,717,488	$2,056,424

Depreciation expense was $188,042, $228,806 and $211,213 for the years ended December 31, 2024, 2023 and 2022, respectively.

During the year ended December 31, 2024, the Company disposed of property, office equipment and electronic equipment, and recorded loss from disposal of property and equipment of $706,513. On the date of disposal, the cost and accumulated depreciation of property were $760,615 and $185,755, respectively. On the date of disposal, the cost and accumulated depreciation of electronic equipment were $18,122 and $17,007, respectively. On the date of disposal, the cost and accumulated depreciation of office equipment were $8,325 and $5,747, respectively.

During the year ended December 31, 2023, the Company disposed of office equipment and electronic equipment and recorded loss from disposal of property and equipment of $6,991. On the date of disposal, the cost and accumulated depreciation of electronic equipment were $9,638 and $3,052, respectively. On the date of disposal, the cost and accumulated depreciation of office equipment were $866 and $480, respectively.

During the year ended December 31, 2022, the Company disposed of electronic equipment at consideration of $222,916 and recorded loss from disposal of property and equipment of $1,275. On the date of disposal, the cost and accumulated depreciation of electronic equipment were $217,341 and $23,637, respectively.